Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

As of December 31, 2021 and 2022, property, plant and equipment consisted of the following:

	December 31, 2021	December 31, 2022
Electronic equipment	$910	$864
Office equipment and furniture	78	66
Leasehold improvement	85	186
	1,073	1,116
Less: accumulated depreciation	(831)	(956)
	$242	$160

For the years ended December 31, 2020, 2021 and 2022, depreciation expense amounted to $156, $82 and $90 respectively.